Note 15 - Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Financial Assets and Financial Liabilities [Abstract]
Summary of Carrying Amounts of Financial Assets and Financial Liabilities

The following table shows the carrying amounts of financial assets (in thousands):

	As of December 31,
	2024	2025
Financial assets at amortized cost:
Trade receivables (Note 12)	$92,823	$112,593
Other receivables (1)	6,320	8,659
Cash	125,997	154,993
Total financial assets at amortized cost	225,139	276,245
Financial assets at fair value through profit or loss:
OPay investment (Note 11)	258,300	294,600
Stablecoins (2)	801	872
Total financial assets at fair value through profit or loss	259,101	295,472
Total financial assets	$484,240	$571,717

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(1)
Other receivables comprise amounts presented as “Other current receivables,” in the Statement of Financial Position, which are further disaggregated in Note 12, and non-current receivables included within “Other non-current investments and financial assets.”
(2)
Stablecoins comprise holdings of USD Coin (“USDC”) and Tether (“USDT”). USDC was presented as cash equivalents as of December 31, 2024 and 2025, as these holdings are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value. USDT was presented as cash equivalents as of December 31, 2024 based on the facts and circumstances existing at that reporting date. During 2025, management reassessed the classification of USDT and concluded that, although it remains redeemable for U.S. dollars, it no longer meets all of the criteria for presentation as a cash equivalent. Accordingly, USDT was presented as other current assets as of December 31, 2025.

The following table shows the carrying amounts of financial liabilities, all of which are measured at amortized cost (in thousands):

	As of December 31,
	2024	2025
Lease liabilities (Note 13)	$9,586	$8,410
Trade and other payables (Note 14)	75,285	89,520
Other financial liabilities (1)	13,293	14,283
Total financial liabilities	$98,164	$112,214

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(1)
Other financial liabilities comprise amounts presented in the Statement of Financial Position within “Other current liabilities” (see Note 14) and “Other non-current liabilities.”

Summary of Sensitivity Analysis Impact on Income Before Income Taxes

The sensitivity analysis below shows the impact on income before income taxes of a 5% strengthening of relevant foreign currencies against the U.S. dollar, with all other variables held constant. A corresponding weakening would have an equal and opposite effect. The sensitivity analysis assumes that each currency moves independently (in thousands):

	As of December 31,
Currency	2024	2025
Chinese renminbi	$823	$876
Euro	$(589)	$(388)
Indonesian rupiah	$(137)	$(127)
Kenyan shilling	$(113)	$(109)
Malaysian ringgit	$(41)	$(157)
Nigerian naira	$(182)	$(67)
Norwegian krone	$189	$306
Polish zloty	$256	$397
Singapore dollar	$95	$327
Swedish krona	$170	$231

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments	The table below presents the contractual undiscounted cash outflows for Opera’s financial liabilities by maturity (in thousands):

As of December 31, 2024:	In the First Year	In the Second and Third Years	After the Third Year	Total
Lease liabilities	$4,363	$4,657	$1,349	$10,369
Trade and other payables	75,285	—	—	75,285
Other financial liabilities	13,222	—	71	13,293
Total financial liabilities, including interest	$92,869	$4,657	$1,420	$98,946

As of December 31, 2025:	In the First Year	In the Second and Third Years	After the Third Year	Total
Lease liabilities	$4,211	$2,804	$1,995	$9,011
Trade and other payables	89,520	—	—	89,520
Other financial liabilities	14,273	—	10	14,283
Total financial liabilities, including interest	$108,005	$2,804	$2,005	$112,815

Summary of Changes in Liabilities Arising from Financing Activities

The table below shows the changes in liabilities arising from financing activities (in thousands):

	Non-current Lease Liabilities	Current Lease Liabilities	Other Current Loans	Total
As of January 1, 2024	$6,776	$3,659	$111	$10,545
Net cash flow	(3,073)	(1,627)	—	(4,699)
New, modified and terminated leases	2,007	1,927	—	3,934
Interest expense	303	216	—	518
Foreign exchange (gain) loss	(382)	(219)	—	(601)
Other changes	—	—	(111)	(111)
As of December 31, 2024	5,631	3,955	—	9,586
Net cash flow	(3,264)	(1,973)	—	(5,237)
New, modified and terminated leases	1,459	1,246	—	2,705
Interest expense	224	237	—	461
Foreign exchange (gain) loss	494	400	—	894
As of December 31, 2025	$4,544	$3,866	$—	$8,410